Convertible Preferred Stock - Additional Information (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - shares	Apr. 30, 2019	Oct. 31, 2018	Mar. 31, 2017
Temporary Equity [Line Items]
Number of warrants vested	1,232,727
Number of warrants expected to vest	1,232,727
SeriesA2Preferred Stock [Member]
Temporary Equity [Line Items]
Number of warrants issued			28,662
SeriesC1Preferred Stock [Member]
Temporary Equity [Line Items]
Number of warrants issued		2,465,454